SCHEDULE OF CONTRACT LIABILITIES (Details) - JPY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Beginning balance	¥ 195,039	¥ 153,477	¥ 78,170
Reclassification of the beginning contract liabilities to revenue, as a result of performance obligations satisfied	(32,805)	(23,367)	(15,018)
Cash received in advance and not recognized as revenue	26,791	35,046	45,828
Net change in contract liabilities	(6,014)	11,679	30,810
Ending balance	¥ 189,025	¥ 165,156	¥ 108,980